Average Annual Total Returns - Class I2 - Transamerica Core Bond	I2 1 Year	I2 5 Years	I2 10 Years	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions 10 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years
Total	8.11%	4.53%	4.01%	Jul. 01, 2009	5.88%	3.08%	2.50%	5.45%	2.91%	2.49%	7.51%	4.44%	3.84%